SELECTED STATEMENT OF OPERATIONS DATA (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income:
Interest on bank deposits and short-term investments	$ 54	$ 151	$ 97
Non-dollar currency gains - net	0	0	17
Income from Marketable securities	102	148	33
Realized gain from sale of available-for-sale securities	0	38	0
Interest on available for sale securities	59	33	35
Other Nonoperating Income	215	370	182
Expenses:
Non-dollar currency losses - net	(315)	(663)	0
Bank commissions and charges	(14)	(13)	(19)
Realized loss on sale of available for sale securities		0	0
Other Nonoperating Expense	(329)	(676)	(19)
Financial income (expense) - net	$ (114)	$ (306)	$ 163